Income Taxes - Effective Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. statutory federal rate	34.00%	34.00%	34.00%
Increase (decrease) resulting from:
State taxes, net of federal benefit	(0.80%)	0.50%	1.50%
Nondeductible expenses	(9.20%)	(6.20%)	(3.60%)
Effect of foreign tax rate differential	(13.30%)	(10.80%)	(7.20%)
NOL adjustment	0.00%	(35.10%)	(10.10%)
Change in valuation allowance	(6.60%)	15.80%	(16.80%)
Other	(2.70%)	0.60%	(0.20%)
Effective tax rate	1.40%	(1.20%)	(2.40%)